Restructuring and Asset Impairment Charges - Severance cost (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
Restructuring Cost and Reserve [Line Items]
Charges	$ 7,000,000
Cash payments	(3,500,000)
Employee severance
Restructuring Cost and Reserve [Line Items]
Charges	7,026,614
Cash payments	(3,539,356)
Severance accrual, December 31	$ 3,487,258